Taxes - Schedule of After-tax (Expenses) Benefits Related To Interest and Penalties in Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax examination, penalties and interest expense	$ (77)	$ (25)	$ 43